Goodwill, Software and Other Intangible Assets - Summary of Changes in Carrying Amount of Goodwill by Cash Generating Units (Parenthetical) (Detail)	12 Months Ended
Oct. 31, 2018 CAD ($)
CIBC First caribbean [member]
Disclosure of reconciliation of changes in goodwill [line items]
Net of cumulative impairment charges for goodwill	$ 623,000,000
Canadian Wealth Management [member]
Disclosure of reconciliation of changes in goodwill [line items]
Net of cumulative impairment charges for goodwill	0
U.S. Commercial banking and wealth management [member]
Disclosure of reconciliation of changes in goodwill [line items]
Net of cumulative impairment charges for goodwill	0
Other [member]
Disclosure of reconciliation of changes in goodwill [line items]
Net of cumulative impairment charges for goodwill	$ 0